INCOME TAXES - Components Of Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Components of Deferred Tax Assets and Liabilities
Net operating loss carryforwards	$ 1,097	¥ 7,616	¥ 3,770
Accrued employee benefit			12
Accrued social insurance	2,796	19,412
Excessive advertising expense	4,883	33,906
Total deferred tax assets	8,776	60,934	3,782
Undistributed earnings of a PRC entity	(1,440)	(10,000)
Intangible assets recognized in the acquisition of Gold Master HK	(14,215)	(98,694)
Equipment and leasehold improvements	(199)	(1,383)
Total deferred tax liabilities	(15,854)	(110,077)
Deferred tax assets, net	8,577	59,551	¥ 3,782
Deferred tax liabilities, net	$ (15,655)	¥ (108,694)